                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE INCOME BUILDER SERIES

                                AT APRIL 30, 2009



RiverSource Income Builder Basic Income Fund

APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS




EQUITY FUNDS (28.0%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (7.8%)
RiverSource Dividend Opportunity Fund                 3,271,228           $17,304,798
-------------------------------------------------------------------------------------


INTERNATIONAL (0.5%)
RiverSource Disciplined International Equity
 Fund                                                   210,483             1,149,240
-------------------------------------------------------------------------------------


REAL ESTATE (2.4%)
RiverSource Real Estate Fund                            839,048             5,344,738
-------------------------------------------------------------------------------------


U.S. LARGE CAP (11.9%)
RiverSource Disciplined Equity Fund                   4,457,175            16,892,692
RiverSource Disciplined Large Cap Value Fund          1,534,320(b)          9,497,440
                                                                      ---------------
Total                                                                      26,390,132
-------------------------------------------------------------------------------------


U.S. SMALL CAP (5.4%)
RiverSource Disciplined Small Cap Value Fund          2,063,472(b)         12,091,944
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $88,781,939)                                                       $62,280,852
-------------------------------------------------------------------------------------


FIXED INCOME FUNDS (56.6%)
                                                       SHARES                VALUE(a)
FLOATING RATE (5.5%)
RiverSource Floating Rate Fund                        1,730,345           $12,320,058
-------------------------------------------------------------------------------------


GLOBAL BOND (0.3%)
RiverSource Global Bond Fund                            107,741               672,301
-------------------------------------------------------------------------------------


HIGH YIELD (8.7%)
RiverSource High Yield Bond Fund                      7,759,654            16,760,852
RiverSource Income Opportunities Fund                   327,697             2,677,282
                                                                      ---------------
Total                                                                      19,438,134
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (0.2%)
RiverSource Inflation Protected Securities
 Fund                                                    36,422               348,560
-------------------------------------------------------------------------------------


INTERNATIONAL (2.8%)
RiverSource Emerging Markets Bond Fund                  718,661             6,130,176
-------------------------------------------------------------------------------------


INVESTMENT GRADE (39.1%)
RiverSource Diversified Bond Fund                     2,931,180            13,248,934
RiverSource U.S. Government Mortgage Fund            15,507,602(b)         73,661,110
                                                                      ---------------
Total                                                                      86,910,044
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $133,765,649)                                                     $125,819,273
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.9%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            890,199            $8,741,752
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,235,150)                                                         $8,741,752
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (11.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     25,502,151           $25,502,151
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $25,502,151)                                                       $25,502,151
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $257,284,889)(c)                                                  $222,344,028
=====================================================================================







See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Income Builder Basic Income Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2009.

(b) The fund does not invest in underlying funds for the purpose of exercising management or control. At April 30, 2009, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

     UNDERLYING FUND                                                        PERCENT OF SHARES HELD
     ---------------------------------------------------------------------------------------------
     RiverSource Disciplined Small Cap Value Fund                                    23.44%
     RiverSource U.S. Government Mortgage Fund                                       22.36
     RiverSource Disciplined Large Cap Value Fund                                     6.00


(c) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $257,285,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $192,000
     Unrealized depreciation                                                     (35,133,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(34,941,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                  FAIR VALUE AT APRIL 30, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                   $222,344,028          $--             $--        $222,344,028





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Income Builder Moderate Income Fund
APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (28.0%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (9.4%)
RiverSource Dividend Opportunity Fund                 6,792,592           $35,932,812
-------------------------------------------------------------------------------------


INTERNATIONAL (0.5%)
RiverSource Disciplined International Equity
 Fund                                                   354,645             1,936,360
-------------------------------------------------------------------------------------


REAL ESTATE (5.4%)
RiverSource Real Estate Fund                          3,247,213(b)         20,684,747
-------------------------------------------------------------------------------------


U.S. LARGE CAP (7.4%)
RiverSource Disciplined Equity Fund                   6,280,131            23,801,696
RiverSource Disciplined Large Cap Value Fund            738,923             4,573,931
                                                                      ---------------
Total                                                                      28,375,627
-------------------------------------------------------------------------------------


U.S. SMALL CAP (5.3%)
RiverSource Disciplined Small Cap Value Fund          3,491,741(b)         20,461,602
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $157,420,164)                                                     $107,391,148
-------------------------------------------------------------------------------------


FIXED INCOME FUNDS (62.5%)
                                                       SHARES                VALUE(a)
FLOATING RATE (10.6%)
RiverSource Floating Rate Fund                        5,711,504(b)        $40,665,912
-------------------------------------------------------------------------------------


GLOBAL BOND (1.0%)
RiverSource Global Bond Fund                            599,066             3,738,173
-------------------------------------------------------------------------------------


HIGH YIELD (11.0%)
RiverSource High Yield Bond Fund                     14,382,363            31,065,905
RiverSource Income Opportunities Fund                 1,391,340            11,367,247
                                                                      ---------------
Total                                                                      42,433,152
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (0.2%)
RiverSource Inflation Protected Securities
 Fund                                                    61,336               586,989
-------------------------------------------------------------------------------------


INTERNATIONAL (5.8%)
RiverSource Emerging Markets Bond Fund                2,612,095(b)         22,281,169
-------------------------------------------------------------------------------------


INVESTMENT GRADE (33.9%)
RiverSource Diversified Bond Fund                     4,268,965            19,295,720
RiverSource U.S. Government Mortgage Fund            23,358,013(b)        110,950,560
                                                                      ---------------
Total                                                                     130,246,280
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $263,083,036)                                                     $239,951,675
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,558,084           $15,300,385
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $16,158,871)                                                       $15,300,385
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (5.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     21,374,424           $21,374,424
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $21,374,424)                                                       $21,374,424
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $458,036,495)(c)                                                  $384,017,632
=====================================================================================







See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Income Builder Moderate Income Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2009.

(b) The fund does not invest in underlying funds for the purpose of exercising management or control. At April 30, 2009, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

     UNDERLYING FUND                                                        PERCENT OF SHARES HELD
     ---------------------------------------------------------------------------------------------
     RiverSource Disciplined Small Cap Value Fund                                    39.76%
     RiverSource U.S. Government Mortgage Fund                                       33.68
     RiverSource Emerging Markets Bond Fund                                          14.52
     RiverSource Real Estate Fund                                                    14.45
     RiverSource Floating Rate Fund                                                  11.19


(c) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $458,037,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $718,000
     Unrealized depreciation                                                     (74,737,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(74,019,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                  FAIR VALUE AT APRIL 30, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                   $384,017,632          $--             $--        $384,017,632





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Income Builder Enhanced Income Fund
APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (27.3%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (7.7%)
RiverSource Dividend Opportunity Fund                2,761,834            $14,610,100
-------------------------------------------------------------------------------------


INTERNATIONAL (2.0%)
RiverSource Disciplined International Equity
 Fund                                                  675,201              3,686,598
-------------------------------------------------------------------------------------


REAL ESTATE (9.3%)
RiverSource Real Estate Fund                         2,759,700(b)          17,579,287
-------------------------------------------------------------------------------------


U.S. LARGE CAP (3.6%)
RiverSource Disciplined Equity Fund                  1,629,626              6,176,282
RiverSource Disciplined Large Cap Value Fund            93,093                576,246
                                                                      ---------------
Total                                                                       6,752,528
-------------------------------------------------------------------------------------


U.S. SMALL CAP (4.7%)
RiverSource Disciplined Small Cap Value Fund         1,523,673(b)           8,928,726
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $71,399,962)                                                       $51,557,239
-------------------------------------------------------------------------------------


FIXED INCOME FUNDS (67.0%)
                                                       SHARES             VALUE(a)
FLOATING RATE (14.3%)
RiverSource Floating Rate Fund                       3,807,777(b)         $27,111,370
-------------------------------------------------------------------------------------


GLOBAL BOND (3.2%)
RiverSource Global Bond Fund                           955,711              5,963,639
-------------------------------------------------------------------------------------


HIGH YIELD (15.1%)
RiverSource High Yield Bond Fund                     8,875,638             19,171,378
RiverSource Income Opportunities Fund                1,148,092              9,379,909
                                                                      ---------------
Total                                                                      28,551,287
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (0.2%)
RiverSource Inflation Protected Securities
 Fund                                                   34,101                326,350
-------------------------------------------------------------------------------------


INTERNATIONAL (10.0%)
RiverSource Emerging Markets Bond Fund               2,215,846(b)          18,901,167
-------------------------------------------------------------------------------------


INVESTMENT GRADE (24.2%)
RiverSource Diversified Bond Fund                    2,073,493              9,372,187
RiverSource U.S. Government Mortgage Fund            7,688,331(b)          36,519,573
                                                                      ---------------
Total                                                                      45,891,760
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $143,054,117)                                                     $126,745,573
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           767,823             $7,540,026
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $7,851,251)                                                         $7,540,026
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     3,265,744             $3,265,744
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $3,265,744)                                                         $3,265,744
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $225,571,074)(c)                                                  $189,108,582
=====================================================================================







See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Income Builder Enhanced Income Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2009.

(b) The fund does not invest in underlying funds for the purpose of exercising management or control. At April 30, 2009, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

     UNDERLYING FUND                                                        PERCENT OF SHARES HELD
     ---------------------------------------------------------------------------------------------
     RiverSource Disciplined Small Cap Value Fund                                    17.31%
     RiverSource Emerging Markets Bond Fund                                          12.32
     RiverSource Real Estate Fund                                                    12.28
     RiverSource U.S. Government Mortgage Fund                                       11.09
     RiverSource Floating Rate Fund                                                   7.46


(c) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $225,571,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $2,367,000
     Unrealized depreciation                                                     (38,829,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(36,462,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                  FAIR VALUE AT APRIL 30, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                   $189,108,582          $--             $--        $189,108,582





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date June 29, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date June 29, 2009